Equity (SXL Quarterly Distributions) (Details) - $ / shares	3 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record	Aug. 06, 2015	May 08, 2015	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012
Distribution Made to Limited Partner, Distribution Date	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 1.0350	$ 1.0150	$ 0.9950	$ 0.9750	$ 0.9550	$ 0.9350	$ 0.9200	$ 0.9050	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938
Sunoco Logistics [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record	Aug. 10, 2015	May 11, 2015	Feb. 09, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 10, 2014	Nov. 08, 2013	Aug. 08, 2013	May 09, 2013	Feb. 08, 2013
Distribution Made to Limited Partner, Distribution Date	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.4380	$ 0.4190	$ 0.4000	$ 0.3825	$ 0.3650	$ 0.3475	$ 0.3312	$ 0.3150	$ 0.3000	$ 0.2863	$ 0.2725